RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Stockholders' Equity (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 22, 2020
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Common stock subject to possible redemption (in shares)		(19,978,262)
Common stock subject to possible redemption		$ (197,991,430)
Net loss	$ (51,352,965)	(2,493,666)
Balance at December 31, 2020	$ 5,000,004	$ 5,000,009	$ 0
Previously Reported [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Common stock subject to possible redemption (in shares)		(21,797,262)
Common stock subject to possible redemption		$ (217,771,437)
Net loss		(202,287)
Balance at December 31, 2020		$ 5,000,002
Revision of Prior Period, Adjustment [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Common stock subject to possible redemption (in shares)		1,819,000
Common stock subject to possible redemption		$ 19,780,007
Net loss		(2,291,379)
Balance at December 31, 2020		$ 7
Common Stock
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Common stock subject to possible redemption (in shares)		(19,801,982)
Common stock subject to possible redemption		$ (1,980)
Net loss		$ 0
Balance at December 31, 2020 (in shares)	14,086,153	8,948,018	0
Balance at December 31, 2020	$ 1,409	$ 895	$ 0
Common Stock | Previously Reported [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Common stock subject to possible redemption (in shares)		(21,780,266)
Common stock subject to possible redemption		$ (2,178)
Balance at December 31, 2020 (in shares)		6,969,734
Balance at December 31, 2020		$ 697
Common Stock | Revision of Prior Period, Adjustment [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Common stock subject to possible redemption (in shares)		(1,978,284)
Common stock subject to possible redemption		$ 198
Balance at December 31, 2020 (in shares)		1,978,284
Balance at December 31, 2020		$ 198
Additional Paid-in Capital
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Common stock subject to possible redemption		(197,989,450)
Net loss	0	0
Balance at December 31, 2020	58,845,226	7,492,780	0
Additional Paid-in Capital | Previously Reported [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Common stock subject to possible redemption		(217,769,259)
Balance at December 31, 2020		5,201,592
Additional Paid-in Capital | Revision of Prior Period, Adjustment [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Common stock subject to possible redemption		19,779,809
Balance at December 31, 2020		2,291,188
Accumulated Deficit
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Common stock subject to possible redemption		0
Net loss	(51,352,965)	(2,493,666)
Balance at December 31, 2020	$ (53,846,631)	(2,493,666)	$ 0
Accumulated Deficit | Previously Reported [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Net loss		(202,287)
Balance at December 31, 2020		(202,287)
Accumulated Deficit | Revision of Prior Period, Adjustment [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Net loss		(2,291,379)
Balance at December 31, 2020		$ (2,291,379)